Acquisitions (Details 10) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2018
Total Purchase Price		$ 1,480,000
Common Stock
Total Purchase Price	$ 1,080,000
Convertible Notes Payable [Member]
Total Purchase Price		$ 400,000